Employee benefits - Labor expenses - Components - French civil servants (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits [abstract]
Percentage of civil servant employees (as a percent)	34.00%	36.00%	40.00%